REVENUE - Disaggregated Revenues (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregated Revenues
Total revenues	¥ 21,882	¥ 13,862	¥ 12,785
Leased and owned hotel revenues
Disaggregated Revenues
Total revenues	13,796	9,148	8,118
Room revenues
Disaggregated Revenues
Total revenues	11,789	7,571	7,024
Food and beverage revenues
Disaggregated Revenues
Total revenues	1,333	1,049	694
Others
Disaggregated Revenues
Total revenues	674	528	400
Manachised and franchised hotel revenues
Disaggregated Revenues
Total revenues	7,694	4,405	4,404
Initial one-time license/franchise fee
Disaggregated Revenues
Total revenues	114	106	109
On-going management and service/royalty fees
Disaggregated Revenues
Total revenues	2,785	1,375	1,479
Central reservation system usage fees, other system maintenance and support fees
Disaggregated Revenues
Total revenues	2,628	1,262	1,399
Reimbursements for hotel manager fees
Disaggregated Revenues
Total revenues	1,400	1,103	897
Other fees
Disaggregated Revenues
Total revenues	767	559	520
Others
Disaggregated Revenues
Total revenues	¥ 392	¥ 309	¥ 263